Stockholders’ Equity (Details Narrative) - $ / shares	Oct. 31, 2023	Dec. 31, 2021	Jun. 30, 2023	May 11, 2023	May 10, 2023	Dec. 31, 2022	Sep. 23, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		4,000,000,000	4,000,000,000			4,000,000,000	4,000,000,000
Common stock par value		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized							100,000,000
Preferred stock, par value							$ 0.001
Preferred stock, shares outstanding			0	0
Common stock, shares						125,073,621
Common stock, shares issued		70,496,041	70,496,041			70,496,041
Common stock, shares outstanding		70,496,041	70,496,041	3,877,282,251		70,496,041
Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued		3,877,282,251	3,877,282,251			3,877,282,251
Common stock, shares outstanding		3,877,282,251	3,877,282,251			3,877,282,251
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted		3,877,282,251
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				3,877,282,251
Preferred stock, shares issued		0		0		0
Preferred stock, shares outstanding				0
Stockholders' equity, reverse stock split	1 for 55
Preferred stock, convertible, shares issuable	60,496,041
Subsequent Event [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, convertible, shares issuable	60,496,041
Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					4,000,000,000		3,000,000,000
Common stock par value					$ 0.001		$ 0.001
Preferred stock, shares authorized					100,000,000
Preferred stock, par value					$ 0.001